PROPERTY AND EQUIPMENT - Obligations under finance leases (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
Obligations under finance leases
Total	Rp 3,145	Rp 3,804
PT Tower Bersama Infrastructure Tbk
Obligations under finance leases
Total	1,089	1,293
PT Profesional Telekomunikasi Indonesia
Obligations under finance leases
Total	930	1,120
PT Mandiri Utama Finance
Obligations under finance leases
Total	186	198
PT Solusi Tunas Pratama
Obligations under finance leases
Total	181	212
PT Putra Arga Binangun
Obligations under finance leases
Total	159	189
PT Mitsubishi UFJ Lease and Finance Indonesia
Obligations under finance leases
Total	103	135
PT Bali Towerindo Sentra
Obligations under finance leases
Total	86	100
Others (each below Rp75 billion)
Obligations under finance leases
Total	Rp 411	Rp 557